Pension Benefits (Details 6)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average assumptions used to determine benefit obligations
Discount rates	3.20%	4.40%
Rate of compensation increase	4.40%	4.60%
Weighted average assumptions used to determine net pension expense
Discount rates	3.20%	4.40%	5.00%
Rate of compensation increase	4.40%	4.60%	4.70%
Expected long-term rates of return (1)	5.00%	5.70%	6.00%